UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2016

Date of reporting period:	4/30/2016

Item 1. Schedule of Investments

Prudential Government Money Market Fund, Inc.

Schedule of Investments

as of April 30, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 83.9%
Federal Farm Credit Bank	0.260	%(a)	06/06/16	4,400	$4,398,350
Federal Farm Credit Bank	0.270	%(a)	06/16/16	2,000	1,999,003
Federal Farm Credit Bank	0.379	%(b)	07/25/16	2,000	1,999,838
Federal Farm Credit Bank	0.412	%(b)	10/03/16	5,000	4,999,488
Federal Farm Credit Bank	0.417	%(b)	09/27/16	2,000	1,999,840
Federal Farm Credit Bank	0.421	%(b)	12/19/16	1,825	1,823,902
Federal Farm Credit Bank	0.431	%(b)	10/13/16	7,000	7,000,000
Federal Farm Credit Bank	0.438	%(b)	12/28/16	2,000	1,999,867
Federal Farm Credit Bank	0.450%		09/08/16	2,300	2,299,327
Federal Farm Credit Bank	0.457	%(b)	09/14/16	4,000	4,000,326
Federal Farm Credit Bank	0.457	%(b)	05/04/16	4,000	4,000,015
Federal Farm Credit Bank	0.467	%(b)	07/14/17	3,650	3,646,152
Federal Farm Credit Bank	0.467	%(b)	06/05/17	3,000	2,996,382
Federal Farm Credit Bank	0.475	%(b)	08/29/17	850	849,206
Federal Farm Credit Bank	0.500%		05/04/16	5,000	5,000,058
Federal Farm Credit Bank	0.509	%(b)	06/30/16	5,000	4,999,880
Federal Home Loan Bank	0.060	%(a)	05/03/16	6,660	6,659,878
Federal Home Loan Bank	0.100	%(a)	05/04/16	2,425	2,424,932
Federal Home Loan Bank	0.140	%(a)	05/06/16	20,000	19,998,992
Federal Home Loan Bank	0.190	%(a)	05/11/16	27,100	27,097,134
Federal Home Loan Bank	0.200	%(a)	05/13/16	3,000	2,999,670
Federal Home Loan Bank	0.210	%(a)	05/16/16 - 05/20/16	27,200	27,195,210
Federal Home Loan Bank	0.220	%(a)	05/23/16 - 05/26/16	13,000	12,997,497
Federal Home Loan Bank	0.250	%(a)	06/29/16	16,000	15,992,133
Federal Home Loan Bank	0.260	%(a)	06/01/16 - 06/10/16	77,000	76,975,431
Federal Home Loan Bank	0.270	%(a)	06/13/16 - 06/30/16	86,700	86,662,238
Federal Home Loan Bank	0.300	%(a)	07/01/16	1,000	999,492
Federal Home Loan Bank	0.310	%(a)	07/15/16	6,000	5,995,625
Federal Home Loan Bank	0.320%		06/30/16	400	399,948
Federal Home Loan Bank	0.330	%(a)	08/30/16	4,000	3,994,353
Federal Home Loan Bank	0.370	%(a)	09/14/16	5,000	4,989,045
Federal Home Loan Bank	0.375%		05/13/16 - 06/24/16	17,730	17,731,449
Federal Home Loan Bank	0.381	%(b)	08/18/16	2,000	1,999,969
Federal Home Loan Bank	0.391	%(b)	08/19/16	3,000	2,999,954
Federal Home Loan Bank	0.399	%(b)	08/24/16 - 08/25/16	11,000	10,999,698
Federal Home Loan Bank	0.409	%(b)	09/01/16	8,000	7,999,782
Federal Home Loan Bank	0.412	%(b)	09/02/16	1,000	1,000,000
Federal Home Loan Bank	0.433	%(b)	07/06/16	3,000	3,000,000
Federal Home Loan Bank	0.436	%(b)	03/17/17	4,000	3,997,194
Federal Home Loan Bank	0.450%		10/11/16	7,000	6,998,976
Federal Home Loan Bank	0.478	%(b)	08/17/16	5,000	4,999,441
Federal Home Loan Bank	0.483	%(b)	02/17/17	425	424,639
Federal Home Loan Bank	0.500%		08/19/16 - 10/17/16	4,000	4,000,475
Federal Home Loan Bank	0.511	%(b)	10/13/16	9,000	8,999,574
Federal Home Loan Bank	0.549	%(b)	07/11/16 - 10/11/16	9,000	8,999,740
Federal Home Loan Bank	0.568	%(b)	10/25/17	3,000	3,000,000
Federal Home Loan Bank	0.578	%(b)	01/19/17	4,000	4,000,000
Federal Home Loan Bank	0.589	%(b)	08/21/17	2,000	1,999,737
Federal Home Loan Bank	0.620	%(b)	09/11/17	2,000	1,999,864
Federal Home Loan Bank	0.625%		10/14/16	1,200	1,200,238
Federal Home Loan Bank	1.000%		07/15/16	3,000	3,003,186

Federal Home Loan Bank	2.000%		09/09/16	8,035	8,079,028
Federal Home Loan Bank	2.125%		06/10/16	5,745	5,756,271
Federal Home Loan Bank	5.375%		05/18/16	6,760	6,776,175
Federal Home Loan Mortgage Corp.	0.060	%(a)	05/03/16	1,396	1,395,975
Federal Home Loan Mortgage Corp.	0.270	%(a)	06/27/16 - 06/28/16	13,000	12,991,988
Federal Home Loan Mortgage Corp.	0.402	%(b)	09/02/16	4,000	4,000,000
Federal Home Loan Mortgage Corp.	0.436	%(b)	07/21/16	2,000	1,999,979
Federal Home Loan Mortgage Corp.	0.444	%(b)	04/20/17	6,000	5,999,110
Federal Home Loan Mortgage Corp.	2.500%		05/27/16	2,000	2,003,010
Federal National Mortgage Assoc.	0.260	%(a)	06/02/16	6,000	5,998,133
Federal National Mortgage Assoc.	0.270	%(a)	06/14/16	2,000	1,999,096
Federal National Mortgage Assoc.	0.310	%(a)	07/19/16	2,000	1,998,244
Federal National Mortgage Assoc.	0.375%		07/05/16	3,351	3,350,911
Federal National Mortgage Assoc.	0.449	%(b)	07/25/16	3,000	3,000,290
Federal National Mortgage Assoc.	0.452	%(b)	01/26/17	1,000	999,814
Federal National Mortgage Assoc.	0.453	%(b)	08/15/16	760	759,981
Federal National Mortgage Assoc.	0.525	%(b)	10/21/16	8,000	7,999,002
Federal National Mortgage Assoc.	0.625%		08/26/16	10,000	10,005,963

					533,860,098

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bill	0.130	%(a)	06/16/16	20,000	19,991,405
U.S. Treasury Bill	0.390	%(a)	10/27/16	3,500	3,493,021
U.S. Treasury Note	0.250%		05/15/16	7,500	7,500,149
U.S. Treasury Note	0.375%		05/31/16	4,000	4,000,529
U.S. Treasury Note	1.500%		06/30/16	15,000	15,027,191
U.S. Treasury Note	1.750%		05/31/16	5,000	5,006,184

					55,018,479

REPURCHASE AGREEMENTS(c) — 7.5%
Credit Agricole Corporation & Investment, 0.29%, dated 4/29/16, due 05/06/16 in the amount of $7,000,395				7,000	7,000,000
Merrill Lynch, 0.29%, dated 4/29/16, due 05/02/16 in the amount of $20,000,483				20,000	20,000,000
TD Securities (USA) LLC, 0.28%, dated 4/29/16, due 05/02/16 in the amount of $20,531,479				20,531	20,531,000

					47,531,000

TOTAL INVESTMENTS — 100.0% (amortized cost $636,409,577)(d)					636,409,577
Other assets in excess of liabilities					107,589

NET ASSETS — 100.0%					$636,517,166

The following abbreviations are used in the quarterly schedule of portfolio holdings:

FHLMC	Federal Home Loan Mortgage Corp.
OTC	Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(c)	Repurchase agreements are collateralized by FHLMC (zero coupon, maturity date 7/15/32) and U.S. Treasury Notes (coupon rate 2.750%-3.125%, maturity dates 10/31/16-11/15/23). Repurchase Agreements are subject to contractual netting arrangements.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$533,860,098	$—
U.S. Treasury Obligations	—	55,018,479	—
Repurchase Agreements	—	47,531,000	—

Total	$—	$636,409,577	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange, where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Fund values its securities of sufficient credit quality at amortized cost, which approximates fair value, as permitted by Rule 2a-7 of the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Fund’s Valuation Committee.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Government Money Market Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date June 16, 2016

*	Print the name and title of each signing officer under his or her signature.